Short-term bank loans (Tables)	6 Months Ended
Mar. 31, 2019
Short-term bank loans
Schedule of short-term bank loans

	March 31,	September 30,
	2019	2018
Bank of China (Lishui Branch)	$1,490,070	$1,455,580
Total	$1,490,070	$1,455,580